Changes in Accounting Policies - IFRS 16 LEASES (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019
Corporate Information And Statement Of IFRS Compliance [Abstract]
Lease liabilities	$ 1,576	$ 1,539
Right-of-use assets	$ 1,789	$ 1,539